Supplemental disclosure with respect to cash flows (Details) - Schedule of incurred non-cash financing and investing activities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-cash financing activities:
Deferred financing costs remaining in accounts payable and accrued liabilities	$ 1,513,220
Total non-cash financing activities	1,513,220
Non-cash investing activities:
Marketable securities received on disposition of mineral properties	3,051,564
Mineral property costs included in accounts payable and accrued liabilities	27,040
Property, plant, and equipment additions included in accounts payable and accrued liabilities	20,090
Fair value of common shares issued for Azarga asset acquisition		121,796,381
Fair value of replacement options issued for Azarga asset acquisition		5,496,037
Fair value of replacement warrants issued for Azarga asset acquisition		3,259,306
Total non-cash investing activities	$ 3,098,694	$ 130,551,724